Borrowings and debt - Schedule of Short-Term Borrowings and Debt, Along with Contractual Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings and debts
Principal	$ 1,652,536	$ 1,638,044
Less: Transaction costs	834	86,561
Total short-term borrowings and debt	1,653,370	1,724,907
US dollar
Borrowings and debts
Total short-term borrowings and debt	1,404,689	1,084,872
Mexican peso
Borrowings and debts
Total short-term borrowings and debt	172,368	576,527
Euro
Borrowings and debts
Total short-term borrowings and debt	76,313	63,508
Short-term borrowings
Borrowings and debts
Principal	1,652,536	1,638,044
Short-term borrowings | Short-term borrowings
Borrowings and debts
Principal	1,652,536	1,638,306
Short Term Debt
Borrowings and debts
Principal	835	86,601
Total short-term borrowings and debt	834	86,561
Short Term Borrowings And Debt
Borrowings and debts
Total short-term borrowings and debt	1,653,370	1,724,605
At fixed interest rates | Short-term borrowings
Borrowings and debts
Principal	$ 1,353,048	$ 732,336
At fixed interest rates | Short-term borrowings | Mexican peso
Borrowings and debts
Borrowings, interest rate	11.15%	0.00%
At fixed interest rates | Short Term Debt
Borrowings and debts
Principal	$ 835	$ 1,536
At fixed interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate		0.00%
At floating interest rates | Short-term borrowings
Borrowings and debts
Principal	299,488	$ 905,970
Less: Transaction costs	0	(262)
At floating interest rates | Short Term Debt
Borrowings and debts
Principal	0	85,065
Less: Transaction costs	$ (1)	$ (40)
At floating interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate	0.00%
Minimun of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Borrowings and debts
Borrowings, interest rate	4.50%	5.44%
Minimun of the year | At fixed interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate	3.39%
Minimun of the year | At floating interest rates | Short-term borrowings | US dollar
Borrowings and debts
Borrowings, interest rate	5.13%	6.08%
Minimun of the year | At floating interest rates | Short Term Borrowings And Debt | Mexican peso
Borrowings and debts
Borrowings, interest rate	10.69%	11.77%
Minimun of the year | At floating interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate		4.51%
Maximum of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Borrowings and debts
Borrowings, interest rate	5.87%	6.50%
Maximum of the year | At fixed interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate	3.87%
Maximum of the year | At floating interest rates | Short-term borrowings | US dollar
Borrowings and debts
Borrowings, interest rate	5.24%	6.33%
Maximum of the year | At floating interest rates | Short Term Borrowings And Debt | Mexican peso
Borrowings and debts
Borrowings, interest rate	10.74%	12.65%
Maximum of the year | At floating interest rates | Short Term Borrowings And Debt | Euro
Borrowings and debts
Borrowings, interest rate		4.69%